BRAZOS MUTUAL FUNDS
Performance Summary

                            Fund Performance Summary
                                  (Unaudited)


                                                           Fiscal
                                                   Quarter  Year   Inception
                                                   Ending  To Date    to
                                                   5/31/99 5/31/99  5/31/99
                                                   ------- ------- ---------
  Brazos Small Cap Growth(/1/) Inception 12/31/96    9.1%   15.5%    27.1%
  Russell 2000 Index                                12.3%   11.0%    24.7%
  Brazos Real Estate Securities(/1/) Inception
   12/31/96                                         12.4%    7.2%     6.0%
  NAREIT Equity Index                               11.1%    3.8%     6.5%
  Brazos Micro Cap Growth(/1/) Inception 12/31/97   22.8%   29.3%    36.6%
  Russell 2000 Index                                12.3%   11.0%     1.9%
  Brazos Growth(/1/) Inception 12/31/98             30.8%   32.8%    32.8%
  S&P 400 Midcap Index                              11.4%    1.4%     1.4%


(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value.

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited)                       May 31, 1999

                                                           Shares   Market Value
                                                          --------- ------------
Common Stock -- 97.1%
Basic Resources (Not Energy) -- 0.4%
   MacDermid, Inc.......................................     49,800 $  2,004,450
                                                                    ------------
                                                                       2,004,450
                                                                    ------------
Business Services -- 10.3%
   Abacus Direct Corp.*.................................     46,729    3,437,502
   The Corporate Executive Board Company*...............    153,000    4,484,812
   Harte-Hanks, Inc.....................................    154,194    3,507,914
   Iron Mountain, Inc.*.................................    204,015    5,635,914
   The Metzler Group, Inc.*.............................    251,600    8,239,900
   NOVA Corp.*..........................................    227,167    5,054,466
   Paychex, Inc.........................................    309,634    9,172,922
   The Profit Recovery Group International, Inc.*.......    275,588   10,145,083
   Sykes Enterprises, Inc.*.............................     83,800    2,608,275
                                                                    ------------
                                                                      52,286,788
                                                                    ------------
Consumer Durables -- 2.4%
   D.R. Horton, Inc.....................................    119,000    2,023,000
   Gentex Corp.*........................................    260,000    7,808,125
   Toll Brothers, Inc.*.................................    119,800    2,613,138
                                                                    ------------
                                                                      12,444,263
                                                                    ------------
Consumer Merchandising -- 13.5%
   99 Cents Only Stores*................................     95,331    4,492,473
   Ames Department Stores, Inc.*........................    160,730    6,589,930
   BJ's Wholesale Club, Inc.*...........................    110,636    2,876,536
   Blue Rhino Corp.*....................................    210,800    2,318,800
   Brown Shoe Company, Inc..............................    139,000    2,641,000
   The Cheesecake Factory, Inc.*........................    164,156    4,534,810
   Claire's Stores, Inc.................................    135,300    3,957,525
   Cost Plus, Inc.*.....................................    148,450    5,548,319
   Linens 'n Things, Inc.*..............................    185,936    7,414,198
   PETsMART, Inc.*......................................    663,200    5,968,800
   Regis Corp...........................................    160,087    3,862,099
   Ross Stores, Inc.....................................    167,300    7,685,344
   Sonic Automotive, Inc.*..............................    337,300    4,384,900
   Starbucks Corp.*.....................................    168,200    6,202,375
                                                                    ------------
                                                                      68,477,109
                                                                    ------------
Consumer Non-Durables -- 0.8%
   Wild Oats Markets, Inc.*.............................    147,261    4,316,588
                                                                    ------------
                                                                       4,316,588
                                                                    ------------
Consumer Services -- 9.8%
   Bright Horizons Family Solutions, Inc.*..............    364,573    6,926,887
   DeVry, Inc.*.........................................    397,226    8,838,278

                                  See accompanying Notes to Financial Statements
2

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                           Shares   Market Value
                                                          --------- ------------
Consumer Services -- 9.8% (continued)
   Education Management Corp.*..........................    360,300 $  6,440,363
   International Speedway Corp..........................    216,605   10,613,645
   SFX Entertainment, Inc.*.............................    164,800    8,971,300
   Sylvan Learning Systems, Inc.*.......................    287,756    7,841,351
                                                                    ------------
                                                                      49,631,824
                                                                    ------------
Electronic Technology -- 9.4%
   ANTECH Corp.*........................................    289,900    8,497,694
   C-COR Electronics, Inc.*.............................    138,600    3,274,425
   CommScope, Inc.*.....................................     94,900    2,491,125
   DSP Communications, Inc.*............................    133,100    4,092,825
   Harmonic, Inc.*......................................    250,100   12,348,687
   Oak Industries, Inc..................................    211,937   10,212,714
   SDL, Inc.*...........................................     71,100    6,612,300
                                                                    ------------
                                                                      47,529,770
                                                                    ------------
Energy -- 1.0%
   Pogo Producing Company...............................    161,700    2,961,131
   Transmontaigne, Inc.*................................    141,898    2,004,309
                                                                    ------------
                                                                       4,965,440
                                                                    ------------
Financial -- 8.4%
   AmeriCredit Corp.*...................................    387,276    6,172,211
   Bank United Corp. Class-A............................    119,900    4,960,863
   First Sierra Financial, Inc.*........................     94,900    2,087,800
   FirstMerit Corp......................................    129,000    3,523,313
   Golden State Bancorp, Inc.*..........................    169,000    4,151,063
   HealthCare Financial Partners, Inc.*.................    281,694    9,507,173
   Indigo Aviation AB ADR.*.............................    245,357    1,901,517
   Knight/Trimark Group, Inc. Class-A*..................     62,600    3,505,600
   Litchfield Financial Corp............................     76,500    1,243,125
   Metris Companies, Inc................................     75,741    4,416,643
   NextCard, Inc.*......................................     32,600      975,962
   Sky Financial Group, Inc.............................     15,000      441,562
                                                                    ------------
                                                                      42,886,832
                                                                    ------------
Healthcare Products -- 3.3%
   Dura Pharmaceuticals, Inc.*..........................    336,400    3,490,150
   Jones Pharma, Inc....................................    108,440    3,856,397
   Medicis Pharmaceutical Corp.*........................    138,367    3,701,317
   PharmaPrint, Inc.*...................................    219,700    1,688,944
   Waters Corp.*........................................     39,436    3,889,376
                                                                    ------------
                                                                      16,626,184
                                                                    ------------
Healthcare Services -- 5.8%
   Accredo Health, Inc.*................................    242,900    6,619,025
   Advance Paradigm, Inc.*..............................     43,300    2,094,638

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                           Shares   Market Value
                                                          --------- ------------
Healthcare Services -- 5.8% (continued)
   Concentra Managed Care, Inc.*........................     94,400 $  1,386,500
   MAXIMUS, Inc.*.......................................    175,812    5,230,407
   Omnicare, Inc........................................    173,200    4,145,975
   Professional Detailing, Inc.*........................    138,200    3,765,950
   Trigon Healthcare, Inc.*.............................    157,200    5,993,250
                                                                    ------------
                                                                      29,235,745
                                                                    ------------
Media -- 13.2%
   American Tower Corp..................................    283,406    6,376,635
   Capstar Broadcasting Corp.*..........................    105,200    2,643,150
   Cinar Corp.*.........................................    387,420    9,201,225
   Clear Channel Communications, Inc.*..................    173,961   11,492,298
   Hispanic Broadcasting Corp.*.........................    169,326   10,519,378
   Infoseek Corp.*......................................     62,200    2,604,625
   Outdoor Systems, Inc.*...............................    581,281   17,402,099
   Pixar, Inc.*.........................................     56,800    2,243,600
   TMP Worldwide, Inc.*.................................     50,871    2,483,141
   Westwood One, Inc....................................     67,700    2,352,575
                                                                    ------------
                                                                      67,318,726
                                                                    ------------
Technology Services & Software -- 14.7%
   Affiliated Computer Services, Inc.*..................    248,456   10,776,779
   CSG Systems International, Inc.*.....................    257,208    8,214,581
   EarthWeb, Inc.*......................................     67,200    2,293,200
   Great Plains Software, Inc.*.........................    124,800    4,703,400
   INSpire Insurance Solutions, Inc.*...................    189,004    3,295,757
   NetGravity, Inc.*....................................     98,600    2,082,925
   Network Solutions, Inc.*.............................     38,664    2,459,997
   Pervasive Software, Inc.*............................    419,000    7,175,375
   SunGard Data Systems, Inc.*..........................    440,692   15,424,220
   Superior Consultant Holdings Corp.*..................    110,100    4,135,631
   Transaction Systems Architects, Inc.*................    233,862    7,454,351
   USWeb Corp.*.........................................    164,117    4,164,469
   Visual Networks, Inc.*...............................     86,800    2,560,600
                                                                    ------------
                                                                      74,741,285
                                                                    ------------
Traditional Heavy Industry -- 4.1%
   Cummins Engine Company, Inc..........................    206,500   10,454,063
   Tetra Tech, Inc.*....................................    206,813    4,394,776
   Waste Connections, Inc.*.............................    224,700    6,010,725
                                                                    ------------
                                                                      20,859,564
                                                                    ------------
  Total Common Stock (Cost $434,989,461)...........................  493,324,568
                                                                    ------------

                                  See accompanying Notes to Financial Statements
4

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                          Shares   Market Value
                                                         --------- ------------
Mutual Funds -- 3.2%
   Firstar Institutional Money Market..................  8,048,994    8,048,994
   Firstar US Government Money Market..................  8,048,994    8,048,994
                                                                   ------------
  Total Mutual Funds (Cost $16,097,988)...........................   16,097,988
                                                                   ------------
Total Investments -- 100.3% (Cost $451,087,449)........             509,422,556
Other Assets and Liabilities (Net) -- (0.3%)...........              (1,679,240)
                                                                   ------------
Total Net Assets -- 100.0%.............................            $507,743,316
                                                                   ============

* Denotes non-income producing security.
See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Schedule of Portfolio Investments (Unaudited)                       May 31, 1999


                                                           Shares   Market Value
                                                          --------- ------------
Reit Stock -- 95.7%
Apartments -- 16.4%
   Apartment Investment & Management Company............     49,400 $  2,074,800
   Archstone Communities Trust..........................    110,157    2,478,533
   Avalonbay Communities, Inc...........................     66,462    2,351,093
   BRE Properties, Inc..................................     18,400      474,950
   Camden Property Trust................................     76,700    2,104,456
   Equity Residential Property Trust....................     97,300    4,664,319
   Essex Property Trust, Inc............................     27,800      893,075
   Gables Residential Trust.............................     82,500    1,980,000
   Home Properties of New York, Inc.....................     38,500    1,003,406
   Post Properties, Inc.................................     45,700    1,913,688
   Walden Residential Properties, Inc...................     71,200    1,419,550
                                                                    ------------
                                                                      21,357,870
                                                                    ------------
Free Standing -- 2.3%
   Captec Net Lease Realty,Inc..........................     63,800      857,312
   Franchise Finance Corporation of America.............     63,300    1,558,762
   U.S. Restaurant Properties, Inc......................     29,200      625,975
                                                                    ------------
                                                                       3,042,049
                                                                    ------------
Healthcare -- 5.4%
   American Health Properties, Inc......................     40,400      808,000
   ElderTrust...........................................     40,800      397,800
   Health Care Property Investors, Inc..................     32,500      985,156
   Healthcare Realty Trust, Inc.........................     71,800    1,552,675
   HRPT Properties Trust................................     86,600    1,326,062
   LTC Properties, Inc..................................     22,500      299,531
   Nationwide Health Properties, Inc....................     36,400      741,650
   OMEGA Healthcare Investors, Inc......................     15,100      396,375
   Ventas, Inc..........................................     97,000      521,375
                                                                    ------------
                                                                       7,028,624
                                                                    ------------
Industrial -- 7.8%
   AMB Property Corp....................................    121,200    2,727,000
   First Industrial Realty Trust, Inc...................     78,500    2,124,406
   Prologis Trust.......................................    226,100    4,620,919
   Weeks Corp...........................................     21,400      668,750
                                                                    ------------
                                                                      10,141,075
                                                                    ------------
Lodging/Resorts -- 8.1%
   Candlewood Hotel Company, Inc........................     80,900      293,262
   Equity Inns, Inc.....................................     26,100      249,581
   FelCor Lodging Trust, Inc............................    132,587    3,008,068
   Hospitality Properties Trust.........................     49,400    1,339,975
   Host Marriott Corp...................................    308,200    3,852,500

                                  See accompanying Notes to Financial Statements
6

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                           Shares   Market Value
                                                          --------- ------------
Lodging/Resorts -- 8.3% (continued)
   Innkeepers USA Trust.................................     73,900 $    762,094
   MeriStar Hospitality Corp............................     12,500      273,438
   Patriot American Hospitality, Inc....................     51,000      264,563
   Promus Hotel Corp.*..................................     10,900      272,500
   RFS Hotel Investors, Inc.............................      1,700       23,269
   Sunstone Hotel Investors, Inc........................     48,800      442,250
                                                                    ------------
                                                                      10,781,500
                                                                    ------------

Manufactured Homes -- 1.7%
   Chateau Communities, Inc.............................     20,000      603,750
   Manufactured Home Communities, Inc...................     44,800    1,159,200
   Sun Communities, Inc.................................     11,000      402,188
                                                                    ------------
                                                                       2,165,138
                                                                    ------------

Mixed: Office/Industrial -- 3.5%
   Bedford Property Investors, Inc......................     45,300      784,256
   Duke Realty Investments, Inc.........................     59,700    1,380,562
   Liberty Property Trust...............................     72,900    1,758,712
   Reckson Associates Realty Corp.......................     22,000      569,250
                                                                    ------------
                                                                       4,492,780
                                                                    ------------

Office -- 17.3%
   Arden Realty, Inc....................................     63,200    1,615,550
   Brandywine Realty Trust..............................     60,400    1,174,025
   CarrAmerica Realty Corp..............................     93,100    2,321,681
   Cornerstone Properties, Inc..........................    119,900    1,985,844
   Equity Office Properties Trust.......................    190,178    5,372,528
   Great Lakes REIT, Inc................................     21,000      333,375
   Highwoods Properties, Inc............................     88,100    2,318,131
   Mack-Cali Realty Corp................................     57,500    1,861,562
   Parkway Properties, Inc..............................     16,000      529,000
   Prentiss Properties Trust............................     48,100    1,136,363
   SL Green Realty Corp.................................     93,500    2,033,625
   Spieker Properties, Inc..............................     31,500    1,289,531
   TrizecHahn Corp......................................     25,600      528,000
                                                                    ------------
                                                                      22,499,215
                                                                    ------------

Other -- 8.3%
   Crescent Real Estate Equities Company................    126,500    2,917,406
   Glenborough Realty Trust, Inc........................    110,200    2,018,037
   Meditrust Companies..................................    210,300    2,917,913
   Vornado Realty Trust.................................     74,300    2,883,769
                                                                    ------------
                                                                      10,737,125
                                                                    ------------


See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued           May 31,1999

                                                        Shares   Market Value
                                                       --------- ------------
Regional Malls -- 9.8%
   General Growth Properties, Inc....................     36,500 $  1,402,969
   The Macherich Company.............................     57,100    1,509,581
   The Rouse Company.................................    122,400    3,151,800
   Simon Property Group, Inc.........................    137,300    4,016,025
   Taubman Centers, Inc..............................     33,200      454,425
   Urban Shopping Centers, Inc.......................     27,400      904,200
   Westfield America, Inc............................     72,800    1,210,300
                                                                 ------------
                                                                   12,649,300
                                                                 ------------

Specialty -- 0.8%
   Golf Trust of America, Inc........................     25,500      621,562
   Prison Realty Trust, Inc..........................     31,900      402,738
                                                                 ------------
                                                                    1,024,300
                                                                 ------------

Storage -- 3.6%
   Public Storage, Inc...............................    108,236    3,159,138
   Storage USA, Inc..................................     46,200    1,541,925
                                                                 ------------
                                                                    4,701,063
                                                                 ------------

Strip Centers -- 10.5%
   Bradley Real Estate, Inc..........................     40,700      849,613
   Burnham Pacific Properties, Inc...................     71,000      785,438
   Developers Diversified Realty Corp................    160,400    2,646,600
   First Washington Realty Trust, Inc................     30,800      669,900
   IRT Property Company..............................     77,300      748,844
   JDN Realty Corp...................................     21,300      465,937
   Kimco Realty Corp.................................     42,500    1,697,344
   New Plan Excel Realty Trust.......................    117,700    2,354,000
   Pan Pacific Retail Properties, Inc................     60,800    1,208,400
   Phillips International Realty Corp................     23,800      382,288
   Regency Realty Corp...............................     82,300    1,815,744
                                                                 ------------
                                                                   13,624,108
                                                                 ------------
  Total Reit Stock (Cost $120,384,029)..........................  124,244,147
                                                                 ------------
Mutual Funds -- 4.8%
   Firstar Institutional Money Market................  3,065,977    3,065,977
   Firstar US Government Money Market................  3,152,500    3,152,500
                                                                 ------------
  Total Mutual Funds (Cost $6,218,477)..........................    6,218,477
                                                                 ------------

Total Investments -- 100.5% (Cost $126,602,506).................  130,462,624
                                                                 ------------

Other Assets and Liabilities (Net) -- (0.5)%....................     (665,094)
                                                                 ------------

Total Net Assets -- 100.0%...................................... $129,797,530
                                                                 ============

                                  See accompanying Notes to Financial Statements
8

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited)                       May 31, 1999

                                                            Shares  Market Value
                                                           -------- ------------
Common Stock -- 84.8%
Business Services -- 7.8%
   Abacus Direct Corp.*..................................     6,800 $   500,225
   The Corporate Executive Board Company*................    22,000     644,875
   Market Facts, Inc.*...................................    59,900   1,875,619
   Paymentech, Inc.*.....................................    75,000   1,879,687
   The Profit Recovery Group International, Inc.*........    32,400   1,192,725
                                                                    -----------
                                                                      6,093,131
                                                                    -----------
Consumer Merchandising -- 12.8%
   99 Cents Only Stores*.................................    23,750   1,119,219
   Ames Department Stores, Inc.*.........................    35,400   1,451,400
   Blue Rhino Corp.*.....................................    51,800     569,800
   Brown Shoe Company, Inc...............................    20,800     395,200
   Buca, Inc.*...........................................    66,000   1,146,750
   The Cheesecake Factory, Inc.*.........................    26,500     732,063
   Chico's Fas, Inc.*....................................    25,000     567,187
   Cost Plus, Inc.*......................................    22,050     824,119
   O'Charleys, Inc.*.....................................    72,400     945,725
   PJ America, Inc.*.....................................    45,000   1,054,688
   Rubio's Restaurants, Inc..............................    35,000     527,187
   Sonic Automotive, Inc.*...............................    46,000     598,000
                                                                    -----------
                                                                      9,931,338
                                                                    -----------
Consumer Non Durables -- 0.8%
   Wild Oats Markets, Inc.*..............................    21,200     621,425
                                                                    -----------
                                                                        621,425
                                                                    -----------
Consumer Services -- 6.2%
   Bright Horizons Family Solutions, Inc.*...............    66,010   1,254,190
   Bristol Hotels & Resorts, Inc.*.......................    18,800     151,575
   Carriage Services, Inc.*..............................    40,000     682,500
   CustomTracks Corp.....................................    25,000   1,500,000
   Education Management Corp.*...........................    70,300   1,256,613
                                                                    -----------
                                                                      4,844,878
                                                                    -----------
Electronic Technology -- 13.7%...........................
   ANTEC Corp.*..........................................    40,300   1,181,294
   AstroPower, Inc.*.....................................   135,200   1,766,050
   C-COR Electronics, Inc.*..............................    47,600   1,124,550
   DSP Communications, Inc.*.............................    38,700   1,190,025
   Harmonic, Inc.*.......................................    41,200   2,034,250
   Maker Communications, Inc.*...........................    15,000     343,125
   Oak Industries, Inc...................................    33,600   1,619,100
   PLX Technology, Inc.*.................................    75,000   1,368,750
                                                                    -----------
                                                                     10,627,144
                                                                    -----------

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                            Shares  Market Value
                                                            ------- ------------
Energy -- 3.9%
   Key Production Company, Inc.*..........................   83,700  $  711,450
   Midcoast Energy Resources, Inc.........................   94,000   1,527,500
   TransMontaigne Inc.*...................................   56,900     803,712
                                                                     ----------
                                                                      3,042,662
                                                                     ----------
Financial -- 5.3%
   First Sierra Financial, Inc.*..........................   23,200     510,400
   HealthCare Financial Partners, Inc.*...................   46,300   1,562,625
   Indigo Aviation AB ADR*................................   82,800     641,700
   Litchfield Financial Corp..............................   41,200     669,500
   Mobile Mini, Inc.*.....................................   54,800     722,675
                                                                     ----------
                                                                      4,106,900
                                                                     ----------
Healthcare Products -- 4.7%
   Dura Pharmaceuticals, Inc.*............................   93,500     970,063
   Invitrogen Corp.*......................................   74,000   1,443,000
   Medicis Pharmaceutical Corp.*..........................   24,450     654,037
   PharmaPrint, Inc.*.....................................   76,000     584,250
                                                                     ----------
                                                                      3,651,350
                                                                     ----------
Healthcare Services -- 15.9%
   Accredo Health, Inc.*..................................   67,100   1,828,475
   Advance Paradigm, Inc.*................................   24,300   1,175,513
   Concentra Managed Care, Inc.*..........................  146,000   2,144,375
   MAXIMUS, Inc.*.........................................   39,200   1,166,200
   MEDE AMERICA Corp.*....................................  100,000   3,075,000
   OnHealth Network Company*..............................   48,700     557,006
   Orthodontic Centers of America, Inc.*..................   80,600     972,237
   PAREXEL International Corp.*...........................   24,700     591,256
   Professional Detailing, Inc.*..........................   29,300     798,425
                                                                     ----------
                                                                     12,308,487
                                                                     ----------
Media -- 4.4%
   Cinar Corp.*...........................................   68,700   1,631,625
   Emmis Communications Corp. Class-A*....................   15,000     701,250
   Media Metrix, Inc.*....................................   15,000     713,437
   TMP Worldwide, Inc.*...................................    7,300     356,331
                                                                     ----------
                                                                      3,402,643
                                                                     ----------
Technology Services & Software -- 7.2%
   Earth Web, Inc.*.......................................   18,300     624,488
   Great Plains Software, Inc.*...........................   16,500     621,844
   INSpire Insurance Solutions, Inc.*.....................   66,000   1,150,875
   Insurance Mgmt Solutions Group, Inc.*..................   75,000     684,375
   Pervasive Software, Inc.*..............................   92,400   1,582,350
   Superior Consultant Holdings Corp.*....................   25,400     954,087
                                                                     ----------
                                                                      5,618,019
                                                                     ----------

                                  See accompanying Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                          Shares    Market Value
                                                        ----------- ------------
Traditional Heavy Industry -- 2.1%
   Tetra Tech, Inc.*..................................       31,575 $   670,969
   Waste Connections, Inc.*...........................       35,800     957,650
                                                                    -----------
                                                                      1,628,619
                                                                    -----------
  Total Common Stocks (Cost $53,794,865)...........................  65,876,596
                                                                    -----------
Mutual Funds -- 9.0%
   Firstar Institutional Money Market.................    3,464,729   3,464,729
   Firstar US Government Money Market.................    3,465,230   3,465,230
                                                                    -----------
  Total Mutual Funds (Cost $6,929,959).............................   6,929,959
                                                                    -----------
                                                         Par Value
                                                        -----------
Government Securities -- 3.0%
   U.S. Treasury Bill, 3.63%, 6/10/99.................  $ 2,360,000   2,357,623
                                                                    -----------
  Total Government Securities (Cost $2,357,623)....................   2,357,623
                                                                    -----------
Total Investments -- 96.8% (Cost $63,082,447)......................  75,164,178
                                                                    -----------
Other Assets and Liabilities (Net) -- 3.2%.........................   2,489,551
                                                                    -----------
Total Net Assets -- 100%........................................... $77,653,729
                                                                    ===========

* Denotes non-income producing security
See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited)                       May 31, 1999

                                                            Shares  Market Value
                                                            ------- ------------
Common Stock -- 90.9%
Business Services -- 7.7%
   Concord EFS, Inc.*.....................................    4,500 $   152,438
   Iron Mountain, Inc.*...................................    4,700     129,838
   MSC Industrial Direct Co., Inc. Class-A................    8,000     151,000
   The Metzler Group, Inc.*...............................    4,400     144,100
   NOVA Corp.*............................................    4,700     104,575
   Paychex, Inc...........................................    4,200     124,425
                                                                    -----------
                                                                        806,376
                                                                    -----------
Consumer Durables -- 5.8%
   D.R. Horton, Inc.......................................    6,300     107,100
   Gentex Corp.*..........................................    6,800     204,212
   Toll Brothers, Inc.*...................................    6,400     139,600
   WestPoint Stevens, Inc.................................    5,000     158,125
                                                                    -----------
                                                                        609,037
                                                                    -----------
Consumer Merchandising -- 19.7%
   Ames Department Stores, Inc.*..........................    6,800     278,800
   BJ's Wholesale Club, Inc.*.............................    5,400     140,400
   Brinker International, Inc.*...........................    8,600     241,338
   CSK Auto Corp.*........................................    4,900     137,200
   Dollar Tree Stores, Inc.*..............................    3,400     114,325
   InterTAN, Inc.*........................................   10,000     154,375
   Linens 'n Things, Inc.*................................    3,000     119,625
   Outback Steakhouse, Inc.*..............................    6,300     226,012
   PETsMART, Inc.*........................................   15,700     141,300
   Ross Stores, Inc.......................................    1,700      78,094
   Starbucks Corp.*.......................................    3,600     132,750
   Tandy Corp.............................................    3,500     288,750
                                                                    -----------
                                                                      2,052,969
                                                                    -----------
Consumer Services -- 1.5%
   SFX Entertainment, Inc.*...............................    2,900     157,869
                                                                    -----------
                                                                        157,869
                                                                    -----------
Electronic Technology -- 11.0%
   ADC Telecommunications, Inc.*..........................    4,500     219,938
   ANTEC Corp.*...........................................    5,500     161,219
   General Instrument Corp.*..............................    4,500     174,094
   Harmonic, Inc.*........................................    4,900     241,937
   Oak Industries, Inc....................................    4,300     207,206
   Scientific-Atlanta, Inc................................    4,000     141,250
                                                                    -----------
                                                                      1,145,644
                                                                    -----------

                                  See accompanying Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS -- GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                             Shares Market Value
                                                             ------ ------------
Energy -- 4.2%
   Apache Corp.............................................   3,300 $   118,800
   The Coastal Corp........................................   2,600     100,262
   Vastar Resources, Inc...................................   4,000     220,000
                                                                    -----------
                                                                        439,062
                                                                    -----------
Financial -- 11.8%
   Charter One Financial, Inc..............................   6,200     176,313
   The FINOVA Group, Inc...................................   4,200     200,812
   Knight/Trimark Group, Inc. Class-A*.....................   1,000      56,000
   MBNA Corp...............................................   8,500     234,812
   Mercantile Bancorporation, Inc..........................   2,200     128,563
   Metris Companies, Inc...................................   3,400     198,262
   Paine Webber Group, Inc.................................   5,000     235,000
                                                                    -----------
                                                                      1,229,762
                                                                    -----------
Healthcare Products -- 3.0%
   Dura Pharmaceuticals, Inc.*.............................  10,700     111,012
   Waters Corp.*...........................................   2,000     197,250
                                                                    -----------
                                                                        308,262
                                                                    -----------
Healthcare Services -- 7.3%
   Concentra Managed Care, Inc.*...........................  12,500     183,594
   MAXIMUS, Inc.*..........................................   5,100     151,725
   MEDE AMERICA Corp.*.....................................  10,000     307,500
   Wellpoint Health Networks, Inc.*........................   1,400     115,413
                                                                    -----------
                                                                        758,232
                                                                    -----------
Media -- 7.5%
   American Tower Corp.....................................   5,400     121,500
   CBS Corp.*..............................................   3,500     146,125
   Capstar Broadcasting Corp.*.............................   4,300     108,037
   Hispanic Broadcasting Corp.*............................   2,800     173,950
   Infoseek Corp.*.........................................   1,100      46,063
   Outdoor Systems, Inc.*..................................   6,300     188,606
                                                                    -----------
                                                                        784,281
                                                                    -----------
Technology Services & Software -- 7.9%
   Affiliated Computer Services, Inc.*.....................   2,000      86,750
   CSG Systems International, Inc.*........................   4,500     143,719
   EarthWeb, Inc.*.........................................   1,200      40,950
   Fiserv, Inc.*...........................................   5,250     196,875
   Network Solutions, Inc.*................................   1,200      76,350
   SunGard Data Systems, Inc.*.............................   4,900     171,500
   Transaction Systems Architects, Inc.*...................   3,400     108,375
                                                                    -----------
                                                                        824,519
                                                                    -----------

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- GROWTH PORTFOLIO
Schedule of Portfolio Investments (Unaudited) -- continued          May 31, 1999

                                                            Shares  Market Value
                                                           -------- ------------
Traditional Heavy Industry -- 3.5%
   Danaher Corp..........................................     3,000 $   181,312
   PACCAR, Inc...........................................     3,300     185,831
                                                                    -----------
                                                                        367,143
                                                                    -----------
  Total Common Stocks (Cost $8,884,338)............................   9,483,156
                                                                    -----------
Mutual Funds -- 8.5%
   Firstar Institutional Money Market....................   443,518     443,518
   Firstar US Government Money Market....................   443,518     443,518
                                                                    -----------
  Total Mutual Funds (Cost $887,036)...............................     887,036
                                                                    -----------
                                                             Par
                                                            Value
                                                           --------
Government Securities -- 2.9%
   U.S. Treasury Bill, 3.86%, 6/10/99....................  $300,000     299,678
                                                                    -----------
  Total Government Securities (Cost $299,678)......................     299,678
                                                                    -----------
Total Investments -- 102.3% (Cost $10,071,052).....................  10,669,870
                                                                    -----------
Other Assets and Liabilities (Net) -- (2.3)%.......................    (236,886)
                                                                    -----------
Total Net Assets -- 100%........................................... $10,432,984
                                                                    ===========

* Denotes non-income producing security
                                  See accompanying Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS
Statements of Assets and Liabilities (Unaudited)                    May 31, 1999

                            Small Cap     Real Estate    Micro Cap
                             Growth       Securities       Growth        Growth
                            Portfolio      Portfolio     Portfolio     Portfolio
                          --------------------------------------------------------
Assets:
Investments, at market
 value (identified cost
 $451,087,449,
 $126,602,506,
 $63,082,447 and
 $10,071,052,
 respectively)..........   $509,422,556   $130,462,624   $75,164,178   $10,669,870
Cash....................        107,201          9,460        50,235        49,960
Receivable for
 investment securities
 sold...................      4,559,702        947,365     1,954,871       214,835
Receivable for fund
 shares sold............            --             --        800,031           --
Dividends and interest
 receivable.............        164,400        196,332        26,280         4,002
Deferred organization
 costs..................         17,354         17,354           --            --
Other assets............         11,032         18,370        30,299        12,445
                          --------------------------------------------------------
  Total Assets..........    514,282,245    131,651,505    78,025,894    10,951,112
                          --------------------------------------------------------
Liabilities:
Payable for investment
 securities purchased...      5,928,824      1,673,108       219,844       455,526
Payable to Adviser......        389,778         98,613        76,862        14,481
Payable for fund shares
 repurchased............            --             --         17,392           --
Other accrued expenses..        220,327         82,254        58,067        48,121
                          --------------------------------------------------------
  Total Liabilities.....      6,538,929      1,853,975       372,165       518,128
                          --------------------------------------------------------
Net Assets..............   $507,743,316   $129,797,530   $77,653,729   $10,432,984
                          ========================================================
Net Assets Consisted Of:
Capital paid in.........   $448,116,291   $139,030,394   $59,227,983    $8,127,041
Undistributed net
 investment income
 (loss).................     (1,607,744)     1,306,362      (321,440)      (13,768)
Accumulated net realized
 gain (loss)............      2,899,662    (14,399,344)    6,665,455     1,720,893
Net unrealized
 appreciation on
 investments............     58,335,107      3,860,118    12,081,731       598,818
                          --------------------------------------------------------
Total Net Assets........   $507,743,316   $129,797,530   $77,653,729   $10,432,984
                          ========================================================
Shares of beneficial
 interest outstanding
 (unlimited shares of no
 par value authorized)..     31,252,831     13,465,230     4,989,877       785,500
Net Asset Value,
 offering and redemption
 price per share........         $16.25          $9.64        $15.56        $13.28
                          ========================================================

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Operations for the Six-Month Period ended May 31, 1999
(Unaudited)

                                              Real
                              Small Cap      Estate     Micro Cap
                                Growth     Securities    Growth       Growth
                              Portfolio    Portfolio    Portfolio   Portfolio+
                             -------------------------------------------------
Investment Income:
  Dividends................. $    192,571  $3,725,833  $     4,417  $    6,362
  Interest..................      545,455     179,795      149,765      20,800
                             -------------------------------------------------
    Total investment income.      738,026   3,905,628      154,182      27,162
                             -------------------------------------------------
Expenses:
  Advisory fees.............    1,905,910     477,518      375,275      28,161
  Administration fees.......      139,457      37,745       21,327      10,570
  Accounting fees...........       30,002      16,305       13,579       9,888
  Custodian fees............       51,766      44,316       12,482       6,038
  Transfer agent fees and
   expenses.................       31,095       9,029        7,254       7,515
  Trustees' fees and
   expenses.................        2,544       2,580        2,672       2,315
  Amortization of
   organization and offering
   expenses.................          839         839          --          --
  Registration fees.........       97,989      26,970       21,627      11,390
  Reports to shareholders...       11,329       6,065        4,693       6,555
  Professional fees.........       66,041      20,952       15,150       8,937
  Other.....................        8,798       2,167        1,563       1,574
                             -------------------------------------------------
    Total expenses before
     fee waivers............    2,345,770     644,486      475,622      92,943
    Advisory fees waived....          --          --           --      (28,161)
    Administration fees
     waived.................          --          --           --       (3,125)
    Accounting fees waived..          --          --           --       (2,750)
    Transfer agent fees
     waived.................          --          --           --       (1,250)
    Reimbursement by
     Adviser................          --          --           --      (16,727)
                             -------------------------------------------------
    Total expenses, net.....    2,345,770     644,486      475,622      40,930
                             -------------------------------------------------
  Net Investment Income
   (Loss)...................   (1,607,744)  3,261,142     (321,440)    (13,768)
                             -------------------------------------------------
Realized and Unrealized Gain
 (Loss) on Investments:
  Net realized gain (loss)
   on investment
   transactions.............   22,862,260  (6,807,092)   7,233,390   1,720,893
  Net unrealized
   appreciation on
   investments during the
   period...................   33,239,569  13,120,600    9,344,841     598,818
                             -------------------------------------------------
  Net gain on investments...   56,101,829   6,313,508   16,578,231   2,319,711
                             -------------------------------------------------
Net Increase in Net Assets
 Resulting From Operations.. $ 54,494,085  $9,574,650  $16,256,791  $2,305,943
                             =================================================

+ The Growth Portfolio commenced operations on December 31, 1998.
                              See accompanying Notes to the Financial Statements
16

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets

                           Small Cap    Real Estate    Micro Cap
                             Growth      Securities     Growth       Growth
                           Portfolio     Portfolio     Portfolio   Portfolio+
                          ----------------------------------------------------
For the Six-Month Period
 Ended May 31, 1999
 (Unaudited)
Increase (Decrease) in
 Net Assets:
Operations:
  Net investment income
   (loss)................ $ (1,607,744) $  3,261,142  $  (321,440) $   (13,768)
  Net realized gain
   (loss) on investment
   transactions..........   22,862,260    (6,807,092)   7,233,390    1,720,893
  Net unrealized
   appreciation of
   investments during the
   period................   33,239,569    13,120,600    9,344,841      598,818
                          ----------------------------------------------------
  Net increase in net
   assets resulting from
   operations............   54,494,085     9,574,650   16,256,791    2,305,943
                          ----------------------------------------------------
Distributions to
 shareholders from:
  Net investment income..          --     (2,390,380)         --           --
  Net realized gain on
   investments...........          --            --           --           --
                          ----------------------------------------------------
  Total distributions....          --     (2,390,380)         --           --
                          ----------------------------------------------------
Increase in net assets
 from Fund share
 transactions............  140,041,924    37,824,237   13,622,953    8,127,041
                          ----------------------------------------------------
  Total increase in net
   assets................  194,536,009    45,008,507   29,879,744   10,432,984
Net Assets:
  Beginning of period....  313,207,307    84,789,023   47,773,985            0
                          ----------------------------------------------------
  End of period.......... $507,743,316  $129,797,530  $77,653,729  $10,432,984
                          ====================================================
  Undistributed Net
   Investment Income
   (Loss) included in Net
   Assets at May 31,
   1999.................. $ (1,607,744) $  1,306,362  $  (321,400) $   (13,768)
                          ====================================================

+ The Growth Portfolio commenced operations on December 31, 1998.
See accompanying Notes to the Financial Statements

BRAZOS MUTUAL FUNDS
Statements of Changes in Net Assets

                                         Small Cap    Real Estate   Micro Cap
                                           Growth     Securities     Growth
                                         Portfolio     Portfolio   Portfolio+
                                        --------------------------------------
For the Year Ended November 30, 1998
Increase (Decrease) in Net Assets:
Operations:
  Net investment income (loss)......... $ (1,321,902) $ 3,324,100  $  (125,108)
  Net realized loss on investment
   transactions........................  (19,900,633)  (7,566,179)    (567,935)
  Net unrealized appreciation
   (depreciation) of investments during
   the period..........................   22,192,195   (9,733,110)   2,736,890
                                        --------------------------------------
  Net increase (decrease) in net assets
   resulting from operations...........      969,660  (13,975,189)   2,043,847
                                        --------------------------------------
Distributions to shareholders from:
  Net investment income................          --    (3,252,946)         --
  Net realized gain on investments.....     (650,416)    (567,899)         --
                                        --------------------------------------
  Total distributions..................     (650,416)  (3,820,845)         --
                                        --------------------------------------
Increase in net assets from Fund share
 transactions..........................  231,990,081   49,276,804   45,730,138
                                        --------------------------------------
  Total increase in net assets.........  232,309,325   31,480,770   47,773,985
                                        --------------------------------------
Net Assets:
  Beginning of period..................   80,897,982   53,308,253          --
                                        --------------------------------------
  End of period........................ $313,207,307  $84,789,023  $47,773,985
                                        ======================================
  Undistributed Net Investment Income
   included in Net Assets at November
   30, 1998............................ $        --   $   435,600  $       --
                                        ======================================

+ The Micro Cap Growth Portfolio commenced operations on December 31, 1997.
                                  See accompanying Notes to Financial Statements
18

BRAZOS MUTUAL FUNDS
Financial Highlights

The following tables include selected per-share data for a share outstanding for the entire period and other performance information derived from the finan-cial statements. They should be read in conjunction with the financial state-ments and notes thereto.

                          Six Months        For the               For the
                            Ended         Year Ended     Period December 31, 1996*
                         May 31, 1999  November 30, 1998 through November 30, 1997
                         ------------  ----------------- -------------------------
                         (Unaudited)
Small Cap Growth
 Portfolio
Net Asset Value --
 Beginning of Period...    $  14.07        $  13.49               $ 10.00
                           --------        --------               -------
Investment Operations:
  Net investment income
   (loss)..............       (0.05)          (0.11)/1/             (0.03)
  Net realized and
   unrealized gains on
   investments.........        2.23            0.79                  4.69
                           --------        --------               -------
    Total from
     investment
     operations........        2.18            0.68                  4.66
                           --------        --------               -------
Distributions:
  From net realized
   gains...............        0.00           (0.10)                (1.17)
                           --------        --------               -------
Net Asset Value -- End
 of Period.............    $  16.25        $  14.07               $ 13.49
                           ========        ========               =======
Ratios and Supplemental
 Data:
Total Return...........      15.49%***        5.06%                47.08%***
Ratios (to average net
 assets)...............
  Expenses/2........./.       1.10%**         1.21%                 1.35%**
  Net investment loss,
   including effects of
   waiver..............      (0.76%)**       (0.75%)              (0.68)%**
Portfolio turnover
 rate..................         42%            104%                  148%
Net assets at end of
 period (000 omitted)..    $507,743        $313,207               $80,898

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                                For the Period
                               Six Months        For the      December 31, 1996*
                                 Ended         Year Ended          through
                              May 31, 1999  November 30, 1998 November 30, 1997
                              ------------  ----------------- ------------------
                              (Unaudited)
Real Estate Securities
 Portfolio
Net Asset Value -- Beginning
 of Period..................    $   9.21         $ 11.24           $ 10.00
                                --------         -------           -------
Investment Operations:
  Net investment income.....        0.26            0.44/1/           0.35
  Net realized and
   unrealized gains (losses)
   on investments...........        0.38           (1.90)             2.05
                                --------         -------           -------
  Total from investment
   operations...............        0.64           (1.46)             2.40
                                --------         -------           -------
Distributions:
  From net investment
   income...................       (0.21)          (0.43)            (0.23)
  From net realized gains...        0.00           (0.14)            (0.93)
                                --------         -------           -------
  Total distributions.......       (0.21)          (0.57)            (1.16)
                                --------         -------           -------
Net Asset Value -- End of
 Period.....................    $   9.64         $  9.21           $ 11.24
                                ========         =======           =======
Ratios and Supplemental
 Data:
Total Return................       7.19%***      (13.64%)           24.39%***
Ratios (to average net
 assets):
  Expenses/3............../.       1.21%**         1.25%             1.25%**
  Net investment loss,
   including effects of
   waiver...................       6.13%**         4.19%             4.61%**
Portfolio turnover rate.....         53%            157%              185%
Net assets at end of period
 (000 omitted)..............    $129,798         $84,789           $53,308

                                  See accompanying Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                        Six Months         For the Period
                                          Ended       December 31, 1997* through
                                       May 31, 1999       November 30, 1998
                                       ------------  ---------------------------
                                       (Unaudited)
Micro Cap Growth Portfolio
Net Asset Value -- Beginning of
 Period...............................    $12.03                $10.00
                                         -------               -------
Investment Operations:
  Net investment loss.................     (0.06)                (0.05)/1/
  Net realized and unrealized gains on
   investments........................      3.59                  2.08
                                         -------               -------
    Total from investment operations..      3.53                  2.03
                                         -------               -------
Net Asset Value -- End of Period......    $15.56                $12.03
                                         =======               =======
Ratios and Supplemental Data:
Total Return..........................    29.34%***             20.30%***
Ratios (to average net assets)
  Expenses/4......................../.     1.52%**               1.60%**
  Net investment loss, including
   effects of waiver..................   (1.03)%**             (0.46)%**
Portfolio turnover rate...............       73%                  121%
Net assets at end of period (000
 omitted).............................   $77,654               $47,774

See accompanying Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                 For the Period
                            December 31, 1998* through
                                   May 31, 1999
                           ---------------------------
                                   (Unaudited)
Growth Portfolio
Net Asset Value --
 Beginning of Period......            $10.00
                                     -------
Investment Operations:
  Net investment loss.....             (0.02)
  Net realized and
   unrealized gains on
   investments............              3.30
                                     -------
  Total from investment
   operations.............              3.28
                                     -------
Net Asset Value -- End of
 Period...................            $13.28
                                     =======
Ratios and Supplemental
 Data:
Total Return..............            32.80%***
Ratios (to average net
 assets):
  Expenses/5............/.             1.35%**
  Net investment loss,
   including effects of
   waiver.................           (0.45)%**
Portfolio turnover rate...              106%
Net assets at end of
 period (000 omitted).....           $10,433

  * Commencement of operations.
 ** Annualized.
*** Not annualized.
1 Net investment income (loss) per share represents net investment income
  (loss) divided by the average shares outstanding throughout the period.
2 The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.35% of its average daily net assets. In addition, the Administrator, Accounting Agent and Trans-fer Agent waived a portion of their fees for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to av-erage net assets would have been 1.80% for the period ended November 30,
  1997.
3 The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio (if necessary) in order to keep the annual expense ratio from exceeding 1.25% of its average daily net assets. In addition, the Administrator, Accounting Agent and Trans-fer Agent waived a portion of their fees for the period ended November 30, 1997. Without the waiver of expenses, the annualized ratio of expenses to av-erage net assets would have been 1.31% for the year ended November 30, 1998 and 1.83% for the period ended November 30, 1997.
4 The Adviser has voluntarily agreed to waive a portion of its advisory fees and assume expenses otherwise payable by the Portfolio (if necessary) in or-der to keep the annual expense ratio from exceeding 1.60% of its average daily net assets. In addition, the prior Administrator, Accounting Agent and Transfer Agent waived a portion of their fees for the period ended November 30, 1998. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 1.90% for the period ended November 30, 1998.
/5/The Adviser has voluntarily agreed to waive a portion of its advisory fees and assume expenses otherwise payable by the Portfolio (if necessary) in or-der to keep the annual expense ratio from exceeding 1.35% of its average daily net assets. In addition, the Administrator, Accounting Agent and Trans-fer Agent waived a portion of their fees for the five-month period ended May 31, 1999. Without the waiver of expenses, the annualized ratio of expenses to average net assets would have been 3.07% for the five-month period ended May 31, 1999.
                                  See accompanying Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS
Notes to Financial Statements

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into four Portfolios, the BRAZOS Growth Portfolio ("Growth Portfolio"), the BRAZOS Micro Cap Growth Portfolio ("Micro Cap Growth Portfolio"), the BRAZOS Real Estate Securities Portfolio ("Real Estate Securi-ties Portfolio") and the BRAZOS Small Cap Growth Portfolio ("Small Cap Growth Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio currently consists of a single class of shares. The investment objec-tive of the Growth Portfolio is to provide maximum capital growth. The invest-ment objective of the Micro Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing pri-marily in micro capitalization companies. The investment objective of the Real Estate Securities Portfolio is to provide a balance of income and appreciation, consistent with reasonable risk to principal, by investing primarily in equity securities of companies which are principally engaged in the real estate indus-try. The investment objective of the Small Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies.

Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs de-pend generally on their ability to generate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mort-gages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Rev-enue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities, including REITs, which have not been traded on the valu-ation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term invest-

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued

ments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees de-termines that this does not represent fair value. The value of all other secu-rities is determined in good faith under the direction of the Board of Trustees. As of November 30, 1998, no securities were valued by the Board of Trustees.

Federal Income Taxes. Each Portfolio is treated as a separate entity and in-tends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income and any net real-ized capital gains. The character of distributions made during the year from net investment income or net realized gains may differ from the characteriza-tion for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appro-priate, reclassifications between net asset accounts are made for such differ-ences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distribu-tions by Investment Companies, distributions representing a return of capital for tax purposes are charged to capital paid in.

Deferred Organization Costs. Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations by the Small Cap Growth Portfolio and the Real Estate Securities Portfolio. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemp-tion proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity will generally accepted accounting princi-ples requires management to make estimates and assumptions that affect the re-ported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the six-month period ended May 31, 1999 were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
Small Cap Growth Portfolio........................... $301,600,313 $170,240,661
Real Estate Securities Portfolio.....................   91,702,922   52,243,420
Micro Cap Growth Portfolio...........................   51,357,148   41,455,164
Growth Portfolio.....................................   14,015,831    6,852,548

4. Advisory Fees and Other transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. Under Investment Advisory Agreements with the Fund, dated November 25, 1996, November 14, 1997 and December 31, 1998, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreement, the Portfolios' pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90%, 0.90% and 0.90% of the average daily net assets of the Micro Cap Growth Portfolio, Growth Port-folio, Small Cap Growth Portfolio and Real Estate Securities Portfolio, respec-tively. The Adviser has voluntarily agreed to keep operating expenses for the Micro Cap Growth Portfolio, Growth Portfolio, Small Cap Growth Portfolio and Real Estate Securities Portfolio (excluding taxes, extraordinary expenses, bro-kerage commissions and interest) from exceeding an annual rate of 1.60%, 1.35%, 1.35% and 1.25%, respectively, of each Portfolio's average daily net assets.

The following table summarizes the advisory fees for the six-month period ended May 31, 1999:

                                              Gross
                                             Adviser   Adviser Fee Reimbursement
                                               Fee       Waived     by Adviser
                                            ---------- ----------- -------------
   Small Cap Growth Portfolio.............. $1,905,910   $  --        $    --
   Real Estate Securities Portfolio........    477,518      --             --
   Micro Cap Growth Portfolio..............    375,275      --             --
   Growth Portfolio........................     28,161    28,161       16,727

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, NA ("Firstar Bank") serves as transfer agent, administrator and accounting serv-ices agent for the Fund. Firstar Bank serves as custodian for the Fund.

The following table summarizes the administration, accounting and transfer agent fees waived by Firstar Mutual Fund Services, LLC in the Growth Portfolio for the five-months ended May 31, 1999:

           Administration Fees        Accounting Fees           Transfer Agent Fees
                 Waived                   Waived                      Waived
           -------------------        ---------------           -------------------
                 $3,125                   $2,750                      $1,250

Pembrook Securities ("Pembrook"), a brokerage firm directly owned by the Ad-viser of the Portfolios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid by the Portfolios for the six-month period ended May 31, 1999 totaled $147,081.

Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, NY 10528, has been engaged to assist in securing purchasers for shares of the Portfolios. Rafferty will receive no compensation from the Fund for distribution of shares of the Portfolios, although it will receive reimbursement by the Adviser of out-of-pocket expenses.

5. Fund Shares. At May 31, 1999, there were an unlimited number of shares of beneficial interest, no par value, authorized. The following table summarizes the activity in shares of each Portfolio:

For the Six-Months Ended May 31, 1999

                                Small Cap               Real Estate               Micro Cap
                            Growth Portfolio        Securities Portfolio      Growth Portfolio      Growth Portfolio+
                         ------------------------  -----------------------  ----------------------  -------------------
                           Shares       Amount       Shares      Amount      Shares      Amount     Shares     Amount
                         ----------  ------------  ----------  -----------  ---------  -----------  -------  ----------
Shares sold............. 13,336,321  $208,036,567   6,111,141  $54,998,836  1,919,938  $25,599,511  795,497  $8,242,921
Shares issued to
 shareholders in
 reinvestment of
 distributions..........     --           --          196,782    1,712,417     --          --         --         --
Shares redeemed......... (4,346,812)  (67,994,643) (2,049,930) (18,887,016)  (902,499) (11,976,558)  (9,997)   (115,880)
                         ----------  ------------  ----------  -----------  ---------  -----------  -------  ----------
Net increase............  8,989,509  $140,041,924   4,257,993  $37,824,237  1,017,439  $13,622,953  785,500  $8,127,041
                                     ============              ===========             ===========           ==========
Shares outstanding:
Beginning of period..... 22,263,322                 9,207,237               3,972,438                 --
                         ----------                ----------               ---------               -------
End of period........... 31,252,831                13,465,230               4,989,877               785,500
                         ==========                ==========               =========               =======

+ The Growth Portfolio commenced operations on December 31, 1998.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


For the Year Ended November 30, 1998

                                Small Cap               Real Estate              Micro Cap
                            Growth Portfolio       Securities Portfolio     Growth Portfolio++
                         ------------------------  ----------------------  ----------------------
                           Shares       Amount      Shares      Amount      Shares      Amount
                         ----------  ------------  ---------  -----------  ---------  -----------
Shares sold............. 18,407,184  $262,346,037  4,926,396  $53,668,701  4,701,406  $54,365,739
Shares issued to
 shareholders in
 reinvestment of
 distributions..........     46,937       638,350    260,983    2,785,442     --          --
Shares redeemed......... (2,189,181)  (30,994,306)  (722,943)  (7,177,339)  (728,968)  (8,635,601)
                         ----------  ------------  ---------  -----------  ---------  -----------
Net increase............ 16,264,940  $231,990,081  4,464,436  $49,276,804  3,972,438  $45,730,138
                                     ============             ===========             ===========
Shares outstanding:
Beginning of period.....  5,998,382                4,742,801                  --
                         ----------                ---------               ---------
End of period........... 22,263,322                9,207,237               3,972,438
                         ==========                =========               =========

++The Micro Cap Growth Portfolio commenced operations on December 31, 1997.

6. Income Tax Information. At May 31, 1999, the investment cost and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                                      Net
                         Federal Tax   Unrealized   Unrealized   Appreciation/
                             Cost     Appreciation Depreciation  (Depreciation)
                         ------------ ------------ ------------  --------------
Small Cap Growth
 Portfolio.............. $451,830,663 $85,705,552  $(28,113,659)  $ 57,591,893
Real Estate Securities
 Portfolio..............  131,769,388   6,456,036    (7,762,799)    (1,306,763)
Micro Cap Growth
 Portfolio..............   63,203,460  15,760,915    (3,800,197)    11,960,718
Growth Portfolio........   10,071,052   1,046,379      (447,561)       598,818

At November 30, 1998, the Portfolios had capital loss carryovers (which may be carried over to offset future capital gains through November 30, 2006) totaling $19,664,261, $2,392,996 and $451,347 in the Small Cap Growth Portfolio, Real Estate Securities Portfolio and Micro Cap Growth Portfolio, respectively.

7. Subsequent Events. On April 19, 1999 John McStay Investment Counsel, L.P. ("JMIC") entered into an agreement with AIG Global Investment Group, Inc. ("AIG Global"), a direct wholly owned subsidiary of American International Group, Inc. ("AIG"), the leading U.S.-

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued

based international insurance organization. Under the terms of the agreement, JMIC's assets and liabilities are to be transferred to a newly formed Delaware limited liability company ("New JMIC") in which a wholly owned subsidiary of AIG will have a majority interest. Consequently, New JMIC will become an indi-rect subsidiary of AIG (the "Transaction"). The Transaction is not expected to affect advisory services provided to any Portfolio of the Brazos Mutual Funds.

As a result of the Transaction, shareholders for each Portfolio, as of record May 24, 1999, were asked to approve a new investment advisory agreement with New JMIC. The new agreement is identical to the prior agreement in all re-spects, except for its effective date and termination date and will have no ef-fect on the fees or expenses payable to the Fund or its shareholders. On June 25, 1999 the proposed investment advisory agreement was approved, and thus, ef-fective June 25, 1999, the new investment advisory agreements were placed in effect.

                      (This Page Intentionally Left Blank)

                                    TRUSTEES

                                 GEORGE W. GAU
                                 JOHN H. MASSEY
                               DAVID M. REICHERT
                              DAN L. HOCKENBROUGH

                                    OFFICERS

                              DAN L. HOCKENBROUGH
                             Chairman of the Board,
                President, Treasurer and Chief Financial Officer

                               LOREN J. SOETENGA
                                 Vice President

                               TRICIA A. HUNDLEY
                                   Secretary

                                ROBERT M. ZAKEM
                     Vice President and Assistant Secretary

                                PETER C. SUTTON
                     Vice President and Assistant Treasurer

                                 ADMINISTRATOR

                        FIRSTAR MUTUAL FUND SERVICES LLC
                             615 E. MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                   CUSTODIAN

                          FIRSTAR BANK MILWAUKEE, N.A.
                             615 E. MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                    COUNSEL

                          DRINKER, BIDDLE & REATH LLP
                              1345 CHESTNUT STREET
                        PHILADELPHIA, PENNSYLVANIA 19107

                                    AUDITORS

                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                           MILWAUKEE, WISCONSIN 53202

                              SEMI-ANNUAL REPORT
                                 MAY 31, 1999

                                     BRAZOS

                                   SMALL CAP
                                GROWTH PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                                   MICRO CAP
                                GROWTH PORTFOLIO

                                GROWTH PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225
                              BRAZOS MUTUAL FUNDS
                              BRAZOS MUTUAL FUNDS